Employee Costs from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Components of Employee Costs

		For the year ended December 31,
		2020	2019
	Note	$	$
Wages, salaries, and benefits		2,670.3	2,629.9
Pension costs		79.3	75.0
Share-based compensation	23	16.4	18.1
Total employee costs		2,766.0	2,723.0
Direct labor		1,754.0	1,702.9
Indirect labor		1,012.0	1,020.1
Total employee costs		2,766.0	2,723.0